SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Schedule of Net Sales Attributable to Countries
Net sales attributed to countries that represent a significant portion of consolidated net sales are as follows:

	December 31, 2022	December 31, 2021	December 31, 2020
Israel	$—	$—	$21
Germany	—	—	91
Norway	—	—	45
US	—	5	27
Rest of the world	—	1	204
Total	$—	$6	$388

Schedule of Percentage of Long-lived Assets Attributable to Countries
Long-lived assets other than financial instruments attributed to countries that represent a significant portion of consolidated assets are as follows:

	December 31, 2022	December 31, 2021
Israel	24%	72%
UK	56%	28%
US	20%	(*
Germany	(*	(*
*) Represents less than 1%